Borrowed funds (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Borrowed Funds [Line Items]
Reverse Repurchase Agreement	$ 5,000,000	$ 15,000,000
FHLB advances	31,770,773	12,031,831
Borrowed Funds	$ 36,770,773	$ 27,031,831